UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05557
                                                    -----------
                  Prospect Street(R) High Income Portfolio Inc.
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               Dallas, Texas 75240
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               Dallas, Texas 75240
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ----------------
                       Date of fiscal year end: October 31
                                               -----------
                     Date of reporting period: July 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,

DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JULY 31, 2007

                                                                                                              RATINGS
                                                                                                  -------------------------------

  PRINCIPAL                                                                                                 STANDARD &
   AMOUNT ($)            DESCRIPTION                                                                MOODY'S   POOR'S   VALUE ($)
 --------------          --------------                                                           ---------- ------- ------------
SENIOR LOANS - 4.37% (A) (B)

                         AEROSPACE AND DEFENSE - 0.47%
           500,000       US Airways Group, Inc.,Term Loan, 7.86%, 03/23/2014                          B2         B+       476,500
                                                                                                                     ------------
                                                                                                                          476,500
                                                                                                                     ------------
                         HEALTHCARE, EDUCATION AND CHILDCARE - 1.91%
         1,982,380       CCS Medical, Inc., First Lien Term Loan, 8.57%, 09/30/2012                   B3         B-     1,942,733
                                                                                                                     ------------
                                                                                                                        1,942,733
                                                                                                                     ------------
                         HOUSING - 1.99%
         2,000,000       Weststate Land Partners LLC, Second Lien Term Loan, 13.86%, 11/01/2007       Caa1       NR     2,020,000
                                                                                                                     ------------
                                                                                                                        2,020,000
                                                                                                                     ------------
                         TOTAL SENIOR LOANS (COST $4,450,756)                                                           4,439,233
                                                                                                                     ------------
CORPORATE NOTES & BONDS - 124.93% (A)

                         AEROSPACE AND DEFENSE - 2.54%
         4,000,000       Delta Air Lines, Inc., 8.30%, 12/15/2029 (c) (d)                             NR         NR       280,000
                         Northwest Airlines, Inc.
         2,003,100           Series 2002-1, Class C2, 9.06%, 05/20/2012                               NR         B+     2,104,507
         1,500,000           8.88%, 12/30/2027 (c) (d)                                                NR         NR       191,250
                                                                                                                     ------------
                                                                                                                        2,575,757
                                                                                                                     ------------

                         AUTOMOBILE - 5.20%
         3,500,000       American Tire Distributors Holdings, Inc., 11.61%, 04/01/2012 (e)            Caa1       CCC+   3,447,500
           500,000       Dana Corp., 6.50%, 03/01/2009 (c) (d)                                        NR         NR       470,000
         1,800,000       Keystone Automotive Operations, Inc., 9.75%, 11/01/2013                      Caa2       CCC+   1,359,000
                                                                                                                     ------------
                                                                                                                        5,276,500
                                                                                                                     ------------

                         BROADCASTING AND ENTERTAINMENT - 5.52%
         1,000,000       PRIMEDIA, Inc., 10.74%, 05/15/2010 (e)                                       B2         B      1,032,500
         3,000,000       Univision Communications, Inc., 9.75%, 03/15/2015 PIK (d) (f)                B3         CCC+   2,745,000
         2,000,000       Young Broadcasting, Inc., 10.00%, 03/01/2011                                 Caa1       CCC-   1,830,000
                                                                                                                     ------------
                                                                                                                        5,607,500
                                                                                                                     ------------

                         BUILDINGS AND REAL ESTATE - 6.10%
         2,000,000       Associated Materials, Inc., 0.00%, 03/01/2014 (d) (g)                        Caa2       CCC    1,240,000
         2,000,000       Builders FirstSource, Inc., 9.61%, 02/15/2012 (e)                            B3         B+     1,980,000
           250,000       Masonite Corp., 11.00%, 04/06/2015 (d) (f)                                   NR         NR       232,500
                         Realogy Corp.
         2,500,000           10.50%, 04/15/2014 (d) (f)                                               Caa1       B-     2,318,750
           500,000           12.38%, 04/15/2015 (f)                                                   Caa2       B-       420,000
                                                                                                                     ------------
                                                                                                                        6,191,250
                                                                                                                     ------------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2007

                                                                                                              RATINGS
                                                                                                  -------------------------------

  PRINCIPAL                                                                                                 STANDARD &
   AMOUNT ($)            DESCRIPTION                                                                MOODY'S   POOR'S   VALUE ($)
 --------------          --------------                                                           ---------- ------- ------------
CORPORATE NOTES & BONDS (CONTINUED)

                         CABLE AND OTHER PAY TELEVISION SERVICES - 2.83%
         2,861,000       CCH I LLC, 11.00%, 10/01/2015                                                Caa2       CCC    2,875,305
                                                                                                                     ------------
                                                                                                                        2,875,305
                                                                                                                     ------------

                         CABLE/WIRELESS VIDEO - 4.68%
         4,500,000       Intelsat Bermuda, Ltd., 11.25%, 06/15/2016 (f)                               Caa1       B-     4,747,500
                                                                                                                     ------------
                                                                                                                        4,747,500
                                                                                                                     ------------

                         CARGO TRANSPORT - 0.82%
         1,000,000       Motor Coach Industries International, Inc., 11.25%, 05/01/2009               Ca         NR       835,000
                                                                                                                     ------------
                                                                                                                          835,000
                                                                                                                     ------------

                         CHEMICALS, PLASTICS AND RUBBER - 0.97%
         1,000,000       Polypore, Inc., 8.75%, 05/15/2012                                            Caa2       CCC+     980,000
                                                                                                                     ------------
                                                                                                                          980,000
                                                                                                                     ------------

                         CONTAINERS, PACKAGING AND GLASS - 9.09%
         8,300,000       Solo Cup Co., 8.50%, 02/15/2014 (d)                                          Caa2       CCC-   6,764,500
         3,000,000       Tekni-Plex, Inc., Series B, 12.75%, 06/15/2010 (d)                           Caa3       C      2,460,000
                                                                                                                     ------------
                                                                                                                        9,224,500
                                                                                                                     ------------

                         ELECTRONICS - 1.03%
         1,000,000       WII Components, Inc., 10.00%, 02/15/2012 (d)                                 B2         B-     1,045,000
                                                                                                                     ------------
                                                                                                                        1,045,000
                                                                                                                     ------------

                         FINANCE - 0.95%
         1,000,000       iPayment, Inc., 9.75%, 05/15/2014                                            Caa1       CCC+     960,000
                                                                                                                     ------------
                                                                                                                          960,000
                                                                                                                     ------------

                         FOOD, BEVERAGE AND TOBACCO - 6.12%
         5,300,000       Chiquita Brands International, Inc., 7.50%, 11/01/2014                       Caa2       CCC+   4,425,500
           500,000       Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (f)                         B1         B-       447,500
                         Pinnacle Foods Finance LLC
           500,000           9.25%, 04/01/2015 (f)                                                    Caa2       CCC      457,500
         1,000,000           10.63%, 04/01/2017 (d) (f)                                               Caa2       CCC      880,000
                                                                                                                     ------------
                                                                                                                        6,210,500
                                                                                                                     ------------

                         FOREST PRODUCTS - CONTAINERS - 5.46%
         2,000,000       Graphic Packaging International, Inc., 9.50%, 08/15/2013                      B3         B-    2,010,000
                         Newpage Corp.
         1,250,000           12.00%, 05/01/2013 (d)                                                    B2         CCC+  1,307,813
         2,262,724           12.36%, 11/01/2013 PIK (e)                                                NR         NR    2,228,783
                                                                                                                     ------------
                                                                                                                        5,546,596
                                                                                                                     ------------

                         HEALTHCARE, EDUCATION AND CHILDCARE - 12.55%
         2,678,552       Argatroban Royalty Sub LLC, 12.00%, 09/30/2014 (h)                           NR         NR     2,691,945
         1,880,000       Eszopiclone, 12.00%, 06/30/2014 (h)                                          NR         NR     1,955,200

                                       2

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2007

                                                                                                              RATINGS
                                                                                                  --------------------------------

  PRINCIPAL                                                                                                 STANDARD &
   AMOUNT ($)            DESCRIPTION                                                                MOODY'S   POOR'S   VALUE ($)
 --------------          --------------                                                           ---------- ------- -------------
CORPORATE NOTES & BONDS (CONTINUED)

                         HEALTHCARE, EDUCATION AND CHILDCARE(CONTINUED)
                         HCA, Inc.
         4,500,000           6.30%, 10/01/2012                                                        Caa1       B-     3,746,250
         1,000,000           6.50%, 02/15/2016                                                        Caa1       B-       775,000
           500,000           7.69%, 06/15/2025                                                        Caa1       B-       416,926
           500,000           7.50%, 11/15/2095                                                        Caa1       B-       383,086
         2,000,000       Risperidone, 7.00%, 01/01/2018 (h)                                           NR         NR     1,870,000
         1,000,000       Select Medical Corp., 7.63%, 02/01/2015 (d)                                  B3         CCC+     900,000
                                                                                                                     ------------
                                                                                                                       12,738,407
                                                                                                                     ------------

                         HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 3.02%
                         Spectrum Brands, Inc.
         2,000,000           11.25%, 10/02/2013 PIK (d) (e)                                           Caa3       CCC-   1,490,000
         2,450,000           7.38%, 02/01/2015 (d)                                                    Caa3       CCC-   1,580,250
                                                                                                                     ------------
                                                                                                                        3,070,250
                                                                                                                     ------------

                         HOTELS, MOTELS, INNS AND GAMING - 0.71%
           750,000       Virgin River Casino Corp., 9.00%, 01/15/2012                                 B3         B        723,750
                                                                                                                     ------------
                                                                                                                          723,750
                                                                                                                     ------------

                         INFORMATION TECHNOLOGY - 7.57%
         2,500,000       Charys Holding Co., Inc., Convertible, 8.75%, 02/16/2012 (f)                 NR         NR     2,525,000
         6,000,000       MagnaChip Semiconductor, 8.61%, 12/15/2011 (d) (e)                           B1         B      5,160,000
                                                                                                                     ------------
                                                                                                                        7,685,000
                                                                                                                     ------------

                         INSURANCE - 4.26%
         5,000,000       HUB International Holdings, Inc., 10.25%, 06/15/2015 (f)                     Caa1       NR     4,325,000
                                                                                                                     ------------
                                                                                                                        4,325,000
                                                                                                                     ------------

                         LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 19.47%
                         Ames True Temper, Inc.
         2,000,000           9.36%, 01/15/2012 (e)                                                    Caa3       CCC-   1,990,000
         1,375,000           10.00%, 07/15/2012 (d)                                                   Caa3       CCC-   1,189,375
         7,500,000       Blockbuster, Inc., 9.00%, 09/01/2012 (d)                                     Caa2       CCC+   6,281,250
         2,000,000       Six Flags, Inc., 8.88%, 02/01/2010 (d)                                       Caa1       CCC    1,775,000
         2,500,000       Six Flags, Inc., Convertible, 4.50%, 05/15/2015                              NR         CCC    2,196,875
         7,500,000       Wimar Opco LLC Finance Corp., 9.63%, 12/15/2014 (f)                          B3         CCC+   6,337,500
                                                                                                                     ------------
                                                                                                                       19,770,000
                                                                                                                     ------------

                         MACHINERY (NON-AGRICULTURAL, NON-CONSTRUCTION, NON-ELECTRONIC) - 1.89%
         2,000,000       ALH Finance LLC, 8.50%, 01/15/2013                                           B3         CCC+   1,920,000
                                                                                                                     ------------
                                                                                                                        1,920,000
                                                                                                                     ------------

                         OIL AND GAS - 1.67%
           750,000       Energy XXI Gulf Coast, 10.00%, 06/15/2013 (f)                                Caa2       CCC      701,250
         1,000,000       SemGroup, LP, 8.75%, 11/15/2015 (f)                                          B1         NR       990,000
                                                                                                                     ------------
                                                                                                                        1,691,250
                                                                                                                     ------------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2007

                                                                                                              RATINGS
                                                                                                  -------------------------------

  PRINCIPAL                                                                                                 STANDARD &
   AMOUNT ($)            DESCRIPTION                                                                MOODY'S   POOR'S   VALUE ($)
 --------------          --------------                                                           --------- ------- -------------
CORPORATE NOTES & BONDS (CONTINUED)

                         PERSONAL, FOOD, AND MISCELLANEOUS SERVICES - 0.00%
           767,235       Outsourcing Services Group, Inc., 9.00%, 03/01/2009 PIK (h)                  NR         NR             0
                                                                                                                     ------------
                                                                                                                                0
                                                                                                                     ------------

                         RETAIL STORES - 2.85%
         3,250,000       Dollar General Corp., 10.63%, 07/15/2015 (f)                                 Caa1       CCC+   2,892,500
                                                                                                                     ------------
                                                                                                                        2,892,500
                                                                                                                     ------------

                         TELECOMMUNICATIONS - 19.63%
           250,000       Adelphia Communications Corp., 10.25%, 06/15/2011 (e)                        NR         NR        85,000
         4,000,000       BTI Telecom Corp., 10.50%, 09/15/2007 (h)                                    Caa2       NR     4,000,000
         4,537,854       Digicel Group, Ltd., 9.13%, 01/15/2015 PIK (d) (f)                           Caa2       NR     4,186,170
         2,000,000       Grande Communications Holdings, Inc., 14.00%, 04/01/2011                     Caa1       B-     2,085,000
         3,000,000       Network Communications, Inc., 10.75%, 12/01/2013                             B2         B-     3,015,000
           500,000       Nordic Telephone Co. Holdings, 8.88%, 05/01/2016 (f)                         B2         B        497,500
         6,000,000       SunCom Wireless Holdings, Inc., 8.50%, 06/01/2013                            Caa2       CCC-   6,060,000
                                                                                                                     ------------
                                                                                                                       19,928,670
                                                                                                                     ------------

                         UTILITIES - 0.00%
            56,303       USGen New England, Inc., 7.46%, 01/02/2015 (c) (f)                           NR         NR             0
                                                                                                                     ------------
                                                                                                                                0
                                                                                                                     ------------

                         TOTAL CORPORATE NOTES & BONDS (COST $135,484,229)                                            126,820,235
                                                                                                                     ------------

                                      4

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2007



  PRINCIPAL
   AMOUNT ($)            DESCRIPTION                                                                                 VALUE ($)
 --------------          --------------                                                                            ------------

CLAIMS - 0.35% (A) (I)

                         AEROSPACE AND DEFENSE - 0.35%
                         Northwest Airlines, Inc.
           600,000             ALPA Trade Claim, 08/21/2013                                                                70,500
         1,065,300             Flight Attendant Claim, 08/21/2013                                                         125,173
           632,250             IAM Trade Claim, 08/21/2013                                                                 74,289
           702,450             Retiree Claim, 08/21/2013                                                                   82,538
                                                                                                                     ------------

                         TOTAL CLAIMS (COST $696,612)                                                                     352,500
                                                                                                                     ------------

SHARES
-------------

COMMON STOCKS - 7.18% (A) (J)

           555,258       Altiva Financial Corp                                                                              3,887
            46,601       American Banknote Corp.                                                                        1,071,832
            91,819       Delta Air Lines, Inc.                                                                          1,636,212
           853,905       ICO Global Communications Holding Ltd. (d)                                                     2,732,496
           103,880       Northwest Airlines, Inc. (d)                                                                   1,810,635
             5,210       Northwest Airlines Inc., Rights, 05/07/07                                                             13
            24,015       Outsourcing Services Group, Inc. (h)                                                                   0
               868       Time Warner Cable, Inc., Class A                                                                  33,175
                                                                                                                     ------------

                         TOTAL COMMON STOCKS (COST $16,290,452)                                                         7,288,250
                                                                                                                     ------------
UNITS
-------------

WARRANTS - 0.00% (A) (J)

             5,000       XM Satellite Radio, Inc., 03/15/2010                                                                   0
                                                                                                                     ------------

                         TOTAL WARRANTS (COST $870,339)                                                                         0
                                                                                                                     ------------

                         TOTAL INVESTMENTS - 136.83% (COST $157,792,388) (K)                                          138,900,218
                                                                                                                     ------------

                         OTHER ASSETS & LIABILITIES, NET - 2.57%                                                        2,612,690
                                                                                                                     ------------

                         PREFERRED SHARES - (39.40)%                                                                 (40,000,000)
                                                                                                                     ------------

                         NET ASSETS APPLICABLE TO COMMON STOCK - 100.00%                                             $101,512,908
                                                                                                                     ============

(a)     Percentages are based on net assets applicable to common stock.
(b) Senior loans in which Prospect Street High Income Portfolio, Inc. (the "Fund") invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S.banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or
        (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at July 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(c) The issuer is in default of certain debt covenants. Income is not being accrued.
(d) Securities (or a portion of securities) on loan. As of July 31, 2007, the market value of securities loaned was $42,075,408. The loans were secured with cash collateral of $43,271,543.
(e) Variable rate Corporate Note & Bond. The interest rate shown reflects the rate in effect at July 31, 2007.
(f) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2007, the market value of these securities aggregated to $34,703,670 or 34.19% of net assets applicable to common stock.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2007


(g)
        Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 0.000% until the date shown below and the subsequent rate below, thereafter.

                  SECURITY                         DATE                   RATE
                  --------                         ----                   ----
                  Associated Materials, Inc.      03/01/09               11.25%

(h) Represents fair value as determined in good faith under the direction of the Fund's Board of Directors.

(i) Security represents an unsecured, unfunded claim generated against the issuer that will be converted into equity upon the completion of court proceedings. (j) Non-income producing security. (k) The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments are as folllows:

        Gross unrealized appreciation              $   1,391,671
        Gross unrealized depreciation                (20,283,841)
                                                   -------------
        Net unrealized depreciation                $ (18,892,170)
                                                   -------------

PIK     Payment in Kind
"NR"    Not Rated

SECURITY VALUATION:

Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. (the "Investment Adviser") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

The fair value of restricted securities is determined by the Investment Adviser pursuant to procedures approved by the Board of Directors.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prospect Street(R) High Income Portfolio Inc.
            ----------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         ---------------------------------------------------
                            James D. Dondero, Chief Executive Officer
                            (principal executive officer)

Date 9/13/07
    ---------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES D. DONDERO
                         ---------------------------------------------------
                             James D. Dondero, Chief Executive Officer
                             (principal executive officer)

Date 9/13/07
    ---------------------------------------------------------------

By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         ---------------------------------------------------
                            M. Jason Blackburn, Chief Financial Officer
                            (principal financial officer)

Date 9/13/07
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* Print the name and title of each signing officer under his or her signature.